Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets
NOTE 29: CHANGE IN FAIR VALUE OF CONTINGENT CONSIDERATION AND IMPAIRMENT OF ONCOLOGY INTANGIBLE ASSETS
Change in fair value of contingent consideration

(€‘000)	For the year ended December 31,
	2022	2021	2020
Change in fair value of contingent consideration	14 679	847	9 228

Total Change in fair value of contingent consideration	14 679	847	9 228

The fair value adjustment (€
14.7
million, non-cash expenses) relates to the reassessment as of December 31, 2022, of the contingent consideration and other financial payable related to the potential future payments to Celdara Medical, LLC and Dartmouth College associated with the Group’s immuno-oncology platform. For further details regarding the change in fair value of contingent consideration, refer to note 23.
The fair value adjustment (€0.8 million,
non-cash
expenses) relating to reassessment as of December 31, 202
1
, was mainly driven by:

•	The update of the assumptions associated with the timing of the potential commercialization of the Group’s allogenic CYAD -101 CAR T program for mCRC which has been delayed by one year;

•
The update of the assumptions associated with the timing, development and the potential commercialization of the Group’s autologous
CYAD-02
CAR T program for r/r AML/MDS to reflect the future development of the program through potential partnership, which has been delayed by one year;

•	The update in WACC used for fair value measurement purposes at December 31, 2021;

•	The revaluation of the U.S. dollar against the Euro; and

•	The updated assumptions on Probability of Success (PoS) associated with the Group’s CAR T programs.
As of December 31, 2020, the change in fair value of the contingent consideration and other financial liabilities was mainly driven by updated assumptions associated with the timing of the potential commercialization of the Company’s autologous AML/MDS CAR T program which had been delayed by one year.
Impairment of Oncology intangible assets

(€‘000)	For the year ended December 31,
	2022	2021	2020
Impairment of Oncology intangible assets	(35 084)	—	—

Total Impairment of Oncology intangible assets	(35 084)	—	—

Management performed an annual impairment test on goodwill and on ‘indefinite lived assets’ that are not amortized in accordance with the accounting policies stated in note 3. The impairment test has been performed at the level of the immuno-oncology segment corresponding to the CGU to which the goodwill and the IPR&D belong as well as the Horizon Discovery’s shRNA platform. For further details regarding the impairment of oncology intangible assets for the year ended December 31, 2022, refer to note 7.